[AXA Premier VIP Trust Letterhead]

May 1, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	AXA Premier VIP Trust (the “Trust”)
File Nos.: 333-70754; 811-10509

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust hereby certifies that the definitive form of Prospectuses, dated May 1, 2013, with respect to the Multimanager Portfolios of the Trust, the Target Allocation Portfolios of the Trust and the AXA Allocation Portfolios of the Trust as well as the Trust’s Statement of Additional Information that would have been filed under Rule 497(c), do not differ from the form of Prospectuses and Statement of Additional Information contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 42 on April 30, 2013.

If you have any questions regarding this certification, please contact the undersigned at 212/314-2707.

Sincerely

AXA Premier VIP Trust

/s/ Gariel Nahoum

Gariel Nahoum

Vice President and Assistant Secretary

cc: K&L Gates LLP